Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Reconciliation of GAAP net income to taxable income as filed with the IRS

	Year ended December 31,
	2010	2009
Net income	$139,022	$141,648
Net income attributable to noncontrolling interests	(3,729)	(7,047)
Book/tax differences:
Rental revenue recognition	(19,155)	(15,460)
Depreciation and amortization	(1,410)	2,864
Gains/losses from capital transactions	(4,782)	(7,694)
Stock-based compensation	6,179	11,738
Interest expense	3,659	(8,059)
Sales of property	(39,444)	(537)
Other, net	2,799	(2,892)
Taxable income, before dividend deduction	83,139	114,561
Dividend deduction necessary to eliminate taxable income (1)	(83,139)	(114,561)
Estimated income subject to federal income tax	$–	$–

(1)         Total distributions paid were approximately $96.2 million and $115.0 million for the years ended December 31, 2010 and 2009, respectively.

Schedule of income tax treatment of distributions and dividends declared

	Common Stock			Series C Preferred Stock			Series D Preferred Stock
	For the Year Ended December 31,			For the Year Ended December 31,			For the Year Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Ordinary income	95.7%	77.2%	98.8%	98.6%	100.0%	100.0%	98.6%	100.0%	100.0%
Return of capital	3.0	22.8	1.2	–	–	–	–	–	–
Capital gains at 15%	1.3	–	–	1.4	–	–	1.4	–	–
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Dividends declared	$1.86	$1.50	$1.85	$2.09375	$2.09375	$2.09375	$1.75	$1.75	$1.75